Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation	The Company’s consolidated financial statements and accompanying notes include the accounts of the Company and its wholly-owned subsidiaries and have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). All intercompany balances and transactions have been eliminated in consolidation. Certain prior period amounts within the accompanying consolidated balance sheets reflect an immaterial error correction and have been reclassified. The consolidated balance sheets as of December 31, 2020 and 2019 differ from the previously filed Form S-1 as they reflect an adjustment to reclassify amounts from noncurrent deferred revenue to current deferred revenue.
Consolidation	The accompanying interim consolidated balance sheet as of September 30, 2021, the consolidated statements of operations, stockholder’s equity, and cash flows for the nine months ended September 30, 2020 and 2021 are unaudited. These interim consolidated financial statements have been prepared on a basis consistent with the annual consolidated financial statements and, in the opinion of management, include all adjustments necessary to fairly state our financial position as of September 30, 2021 and the results of our operations and cash flows for the nine months ended September 30, 2020 and 2021. The financial data and other financial information disclosed in the notes to these consolidated financial statements related to the nine month periods are also unaudited. The results for the nine months ended September 30, 2021 are not necessarily indicative of the operating results expected for the year ending December 31, 2021 or any future period.
Use of Estimates	The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the Company’s consolidated financial statements and accompanying notes. Estimates and assumptions used by management primarily affect revenue recognition, deferred commissions, business combinations, common stock valuations and stock-based compensation expense.
These estimates are based on information available as of the date of the consolidated financial statements. On an ongoing basis, the Company evaluates these assumptions, judgments and estimates. Actual results may differ materially from these estimates.

Operating Segments	The Company operates as a single operating segment, which engages in the development, marketing, and sale of the Company’s SaaS-based security awareness platform. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company’s chief operating decision maker is the Chief Executive Officer, who is responsible for evaluating the Company’s financial results, evaluating the Company’s resources and assessing the performance of the operations on a consolidated basis.
Cash and Cash Equivalents	The Company considers all investments purchased with an original maturity of 90 days or less to be cash equivalents. Cash and cash equivalents include $29.9 million, $22.5 million and $26.3 million of overnight money market mutual funds at December 31, 2019, December 31, 2020 and September 30, 2021, respectively. The carrying amount of such cash equivalents approximates their fair value due to the short-term and highly liquid nature of these instruments.
Accounts Receivable	Accounts receivable represents amounts owed to the Company for subscriptions to the Company’s platform and unbilled receivables representing the Company’s unconditional right to consideration for subscription contracts for which revenue has been earned in excess of the amount invoiced. Accounts receivable balances are recorded at the invoiced amount and are non-interest bearing.The Company maintains an allowance for doubtful accounts based on future expected credit losses measured over the contractual term of the receivable. Management regularly reviews the adequacy of the allowance for doubtful accounts by considering various factors including the age of each outstanding invoice, each customer’s expected ability to pay, historical loss rates and expectations of forward-looking loss estimates to determine whether the allowance is appropriate. The Company writes off accounts receivable balances to the allowance for doubtful accounts when the Company has exhausted all collection efforts.
Deferred Commissions and Revenue Recognition	The Company capitalizes sales commissions and associated payroll taxes paid to internal sales personnel that are considered incremental costs to acquire a customer contract. These costs are classified as deferred commissions on the consolidated balance sheets. Sales commissions related to an initial subscription contract are considered incremental to the acquisition of the customer contract to the extent that they exceed commissions earned on renewal sales. Sales commissions related to the renewal of a subscription contract are not considered commensurate with the commissions paid for the acquisition of the initial subscription contract given the substantive difference in commission rate between new and renewal contracts. The portion of commissions paid upon the initial acquisition of a contract that are incremental to acquisition of the customer contract are amortized over an estimated period of benefit of six years. The portion of commissions paid upon initial acquisition that are commensurate with those paid on a renewal contract and commissions paid related to renewal contracts are amortized over the average length of the related revenue contract. An estimate of the portion of commissions related to the downloadable content performance obligation is made, which is recognized at contract inception consistent with the pattern of revenue recognition. The estimated period of benefit for commissions paid for the acquisition of the initial subscription contract is determined based on qualitative and quantitative factors including the initial estimated customer life, the technological life of the Company’s platform and related significant features, customer attrition and industry practices. Amortization of deferred sales commissions is included in sales and marketing expense in the accompanying consolidated statements of operations.
The Company derives substantially all of its revenue from subscription services fees paid by customers for access to the Company’s cloud-based platform and content. The Company applies the following five-step approach for considering contracts:
•identification of the contract, or contracts, with the customer;
•identification of the performance obligations in the contract;
•determination of the transaction price;
•allocation of the transaction price to the performance obligations in the contract; and
•recognition of revenue when, or as, the Company satisfies a performance obligation.
The Company recognizes revenue at the time the related performance obligation is satisfied by transferring the service to a customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services, net of any sales or other tax. The Company’s subscription contracts typically vary from one year to three years and are generally noncancellable and nonrefundable.
Subscription service revenue consists of subscription fees earned from providing access to the Company’s cloud-based platform, including support services and feature upgrades, if and when available. The Company’s cloud-based platform also includes training content which can be downloaded by the customer during their subscription term. The subscription service contracts do not provide customers with the right to take possession of the software operating on the cloud platform and, as a result, are accounted for as service arrangements. Access to the platform represents a series of distinct services that the Company continually provides access to, which fulfills its obligation to the end customer over the subscription term. This series of distinct services represents a single performance obligation that is satisfied over time. Accordingly, the amounts invoiced related to the ratable portion of subscription revenue are recorded as deferred revenue and recognized on a straight-line basis over the contract term, beginning on the date that the service is made available to the customer. Amounts expected to be recognized within one year of the balance sheet date are classified within current liabilities and the remaining portion is classified in long-term liabilities.
The customers’ ability to access and download content throughout their subscription term is considered distinct and accounted for as a separate performance obligation. The portion of the transaction price allocated to the downloadable content performance obligation is recognized as revenue at contract inception when the customer gains access to downloadable content.
The transaction price is allocated to the separate performance obligations on a relative stand-alone selling price (“SSP”) basis, which requires significant judgment. The Company determines SSP using an adjusted market assessment approach based on the prices at which we sell subscription services, including adjustments for standard discounting practices. As it relates to the content available for download, the calculation of SSP primarily considers pricing differences among varying subscription tiers, which provide customers with differing levels of content.
Property and Equipment, Net
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Computers and equipment	3 years
Furniture and fixtures	5 - 7 years
Leasehold improvements	shorter of lease term or 5 years
Expenditures which significantly add to productive capacity or extend the useful life of an asset are capitalized. Maintenance and repairs to property and equipment are expensed as incurred. When assets are retired or otherwise disposed of, the cost and accumulated depreciation is removed from the accounts and gains or losses, if any, are recorded in other expenses.
Capitalized Software and Content, Net
The Company capitalizes costs incurred related to the development of internal use software during the application development stage. These capitalized costs are primarily related to the development of the Company’s security awareness platform. Costs are capitalized to develop new internal use software or to significantly increase the functionality of existing software. Capitalized software costs are amortized on a straight-line basis over the software’s estimated useful life of two to five years. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. There were no impairments of capitalized internal use software during the years ended December 31, 2019 and 2020 or during the nine months ended September 30, 2020 and 2021.
The Company also capitalizes costs related to the production of its training content, which includes interactive modules, movie series, videos, games and other content. Costs associated with the production of content, including development costs, direct costs and production overhead, are capitalized. Capitalized content is amortized over the estimated period of use, which generally ranges from two to four years. The Company’s business model is subscription based, therefore, capitalized content is reviewed in the aggregate when an event or change in circumstances indicates a change in the expected usefulness of the content. To date, we have not identified any such event or changes in circumstances. If such changes are identified in the future, capitalized content will be stated at the lower of unamortized cost, net realizable value or fair value. In addition, unamortized costs for assets that have been, or are expected to be, abandoned are written off.

Goodwill and Intangible Assets	Goodwill represents the excess of the purchase price in a business combination over the estimated fair value of identifiable net assets acquired. The Company evaluates and tests the recoverability of goodwill for impairment at least annually, on October 1, or more frequently if circumstances indicate that goodwill may not be recoverable. The Company performs the impairment testing by first assessing qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of its single reporting unit is less than its carrying amount. In assessing the qualitative factors, the Company considers the impact of certain key factors including macroeconomic conditions, industry and market considerations, changes in management, litigation or regulatory matters, changes in enterprise value, and overall financial performance. If, after assessing the totality of events or circumstances, the Company determines it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the Company calculates the estimated fair value of the reporting unit and any excess of the carrying amount over fair value is recognized as a goodwill impairment loss. Based on the results of the qualitative goodwill impairment analyses, the Company has determined there were no triggering events indicating impairment of goodwill during the years ended December 31, 2019 and 2020 or the nine months ended September 30, 2020 and 2021.
Intangible assets consist of both definite-lived intangible assets, primarily acquired training content, customer relationship assets, patents, trademarks and domain names, and indefinite-lived trade name intangible assets. Definite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives, as follows:

Acquired content	3 - 4 years
Customer relationships	4 - 6 years
Other Intangibles	3 - 10 years
Patents	20 years

Impairment of Intangible and Other Long-Lived Assets	The Company performs an impairment review of long-lived assets, including property and equipment and both definite and indefinite-lived intangible assets, whenever events or changes in circumstances indicate that the carrying value may not be recoverable, in accordance with the respective accounting standards. If the Company determines that the carrying value of an asset group may not be recoverable, the Company measures recoverability by comparing the carrying amount of the asset group to the future undiscounted cash flows it expects the asset group to generate. If the Company considers any of these assets to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset exceeds its fair value. In addition, the Company periodically evaluates the estimated remaining useful lives of long-lived assets to determine whether events or changes in circumstances warrant a revision to the remaining period of depreciation or amortization.
Leases
The Company determines whether an arrangement is or contains a lease at inception and classifies its leases at commencement. Operating leases with initial terms of twelve months or greater are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheets.
ROU assets represent the Company’s right to use an underlying assets over the term of the lease and lease liabilities represent the Company’s contractual obligation to make lease payments over the lease term. Operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of the lease payments over the lease term. Operating lease ROU assets also include any unamortized initial direct costs and any prepayments less any unamortized lease incentives received. As the Company’s leases do not provide an implicit rate for use in determining the present value of future payments, the Company uses its incremental borrowing rate. Options to extend or terminate a lease are included in the ROU asset and lease liability when it is reasonably certain that the Company will exercise the option.
Lease expense for minimum lease payments for operating leases is recognized on a straight-line basis over the lease term and is included in operating expenses within the consolidated statement of operations. Variable lease costs represent non-lease components, namely common area maintenance and taxes, that are not fixed and are expensed as incurred. Effective January 1, 2019, the Company adopted ASC Topic 842 - Leases, using the modified retrospective method.
Income Taxes
The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.
The Company’s tax positions are subject to income tax audits by certain tax jurisdictions throughout the world. The Company recognizes the tax benefit of an uncertain tax position only if it is more likely than not that the position will be sustainable upon examination by the taxing authority. The tax benefit recognized is measured as the largest amount of benefit which is greater than 50 percent likely to be realized upon settlement with the taxing authority. The Company recognizes interest accrued and penalties related to unrecognized tax benefits in the income tax (benefit) provision.
Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not expected to be realized based on the weighting of positive and negative evidence. Future realization of deferred tax assets ultimately depends on the existence of sufficient taxable income of the appropriate character (for example, ordinary income or capital gain) within the carryback or carryforward periods available under the applicable tax law. The Company regularly reviews the deferred tax assets for recoverability based on historical taxable income, projected future taxable income, the expected timing of the reversals of existing temporary differences and tax planning strategies. The Company’s judgments regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute its business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, the tax provision would increase or decrease in the period in which the assessment is changed.

Foreign Currency Transactions
The functional currency of the Company’s subsidiaries is determined based on the primary economic environment in which the subsidiary operates. Assets and liabilities of its non-U.S. dollar functional currency subsidiaries are translated into U.S. dollars using exchange rates in effect at the end of each period and revenues and expenses are translated at the average exchange rate for the period. Gains and losses from these translations are recognized as cumulative translation adjustments and included in accumulated other comprehensive loss.
The Company remeasures monetary assets and liabilities that are not denominated in the functional currency at average exchange rates in effect during each period. Gains and losses from these remeasurement adjustments are recognized within other income.

Cost of Revenue	Cost of revenues consists of certain direct costs associated with delivering the Company’s platform and includes hosting fees as well as amortization of capitalized internal-use software and content and allocated overhead. Cost of revenues also includes personnel costs, including salaries, benefits, bonuses, and stock-based compensation, for employees who provide support services to customers.
Stock-Based Compensation
The Company accounts for stock-based awards, including restricted stock units (“RSUs”) and stock options, based on the awards’ estimated grant date fair value. The grant date fair value of RSUs is measured at the grant date closing stock price and expense is recognized on a straight-line basis over the requisite service period of the awards and forfeitures are accounted for as incurred.
The Company estimates the fair value of its stock options using the Black-Scholes option-pricing model. The determination of the grant date fair value using an option-pricing model is affected by the estimated fair value of the Company’s common stock as well as assumptions regarding a number of other complex and subjective variables. These variables include:
•Fair Value of Common Stock - Prior to the Company’s IPO, because the Company’s common stock was not yet publicly traded, the Company estimated the fair value of common stock, as discussed below.
•Expected Term - The expected term is estimated using the simplified method, due to a lack of historical exercise activity. The simplified method calculates the expected term as the mid-point of the vesting date and the contractual expiration date of the award.
•Volatility - Since the Company does not have a trading history of its common stock, the expected volatility is determined based on the historical stock volatilities of comparable companies. Comparable companies consist of public companies in the industry, which are similar in size, stage of life cycle and financial leverage. The Company intends to continue to apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of its own share price becomes available, or until circumstances change such that the identified companies are no longer similar, in which case, more suitable companies whose share prices are publicly available would be used in the calculation.
•Risk-Free Interest Rate - The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date closest to the grant date for U.S. Treasury zero-coupon issues with maturities approximating the expected term of the awards.
•Dividend Yield - The expected dividend assumption is based on the Company’s current expectations about its anticipated dividend policy. As the Company has a history of only paying a single one-time dividend and does not anticipate paying dividends in the future, the Company uses an expected dividend yield of zero.
The resulting fair value is recognized on a straight-line basis, net of forfeitures, which are recorded as incurred, over the requisite service period.
Prior to the Company’s IPO, the Company’s board of directors exercised judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of our common stock including (i) valuations performed at or near the time of grant; (ii) rights, preferences, and privileges of our redeemable convertible preferred stock relative to those of our common stock; (iii) our actual operating and financial performance at the time of the option grant; (iv) likelihood of achieving a liquidity event, such as an initial public offering or a merger or acquisition of our business; (v) the value of comparable companies with respect to industry, business model, stage of growth, financial risk or other factors; (vi) our stage of development and future financial projections; (vii) market transactions at or near the time of grant; and (viii) the lack of marketability of our common stock. The Company has historically utilized unrelated third-party specialists to prepare valuations in accordance with the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation, or AICPA Guide. Prior to the Company’s IPO, the Company used the Probability Weighted Expected Return Method (“PWERM”), method for estimating the Company’s common stock value, since this is the preferred method for a company expecting a liquidity event in the near future. PWERM involves a forward-looking analysis of the possible future outcomes of the enterprise. Discrete future outcomes considered under the PWERM included an IPO as well as non-IPO market-based outcomes. Determining the fair value of the enterprise using the PWERM required the Company to develop assumptions and estimates for both the probability of an IPO liquidity event and non-IPO outcomes, as well as the values the Company expected those outcomes could yield. After the equity value is determined and allocated to the various classes of shares, a discount for lack of marketability (“DLOM”), is applied to arrive at the fair value of common stock based on the theory that as an owner of a private company stock, the stockholder has limited opportunities to sell this stock and any such sale would involve significant transaction costs, thereby reducing overall fair market value.
Following the IPO, there is an active market for the Company’s Class A common stock, and the Company is no longer applying these valuation approaches.
The Company’s Employee Stock Purchase Plan (“ESPP”) allows eligible employees to acquire shares of the Company’s Class A common stock by accumulating funds through payroll deductions of up to 15% of their compensation, subject to plan limitations. Purchases are accomplished through participation in discrete offering periods. Each offering period is six months and consists of one six-month purchase period, unless otherwise determined by the Company’s board of directors or our compensation committee. The purchase price for shares of our common stock purchased under our ESPP is 85% of the lesser of the fair market value of our common stock on (i) the first trading day of the applicable offering period or (ii) the last trading day of the purchase period in the applicable offering period. Stock-based compensation expense related to ESPP purchases is recorded based on the fair value of the ESPP purchase right estimated on the grant date using a Black-Scholes option-pricing model.
401(k) Plan	The Company maintains a tax-qualified retirement plan, or the 401(k) plan, that provides eligible employees with an opportunity to save for retirement on a tax-advantaged basis. Eligible employees are able to participate in the 401(k) plan as of the first day of the month following the date they meet the 401(k) plan’s eligibility requirements, and participants are able to defer up to 100% of their eligible compensation subject to applicable annual Internal Revenue Code limits. All participants’ interests in their deferrals are 100% vested when contributed and the Company’s matching contributions are 100% vested following one year of service. The Company contracted with a third-party provider to act as a custodian and trustee, and to process and maintain the records of participant data.
Advertising	Advertising costs are expensed as incurred.
Research and Development Costs	Research and development costs are expensed when incurred, except for certain internal-use software development costs, which may be capitalized as noted above. Research and development expenses consist primarily of personnel and related headcount costs, costs of professional services associated with the ongoing development of the Company’s technology, and allocated overhead and are recorded within technology and development expense in the accompanying consolidated statements of operations.
Net Loss per Share
Basic and diluted net loss per share is presented in conformity with the two-class method required for participating securities. Prior to the IPO, the Company considered all series of its convertible preferred stock to be participating securities. Net loss was not allocated to the convertible preferred stock as the holders of the convertible preferred stock do not have a contractual obligation to share in any losses. Since the completion of the IPO, the Company considers shares of Class B common stock to be participating securities, since each share of Class B common stock is convertible into one share of Class A common stock at the option of the holder. Net income is attributed to common stockholders and participating securities based on their participation rights.
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share is computed by giving affect to all potentially dilutive common stock equivalents to the extent they are dilutive. As the Company has reported losses for all periods presented, all potentially dilutive securities are antidilutive and, accordingly, basic net loss per share equals diluted net loss per share.

Business Combinations	The Company includes the results of operations of the businesses that it acquires as of the respective dates of acquisition. The Company allocates the fair value of the purchase price of its acquisitions to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The excess of the fair value of the purchase price over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from acquired users, acquired technology, the value of trade names from a market participant perspective, useful lives and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and, as a result, actual results may differ from estimates. During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the fair value of assets acquired and liabilities assumed. Upon conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company’s consolidated statement of operations.
Concentrations of Credit Risk and Significant Customers	The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company’s cash deposits typically exceed the federally insured limits. Collateral is not required for accounts receivable.
Fair Value Measurement
Assets and liabilities recorded at fair value in the consolidated financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. The lowest level of significant input determines the placement of the fair value measurement within the following hierarchical levels:
•Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
•Level 2:  Other inputs that are directly or indirectly observable in the marketplace.
•Level 3:  Unobservable inputs which are supported by little or no market activity.
The carrying amounts of certain financial instruments, including cash held in banks, accounts receivable, and accounts payable, approximate fair value due to their short-term maturities and are excluded from the fair value tables above.
Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, (“ASU 2016-13”), which changes the impairment model for most financial assets, and requires the use of an expected loss model in place of the currently used incurred loss method. Under this model, entities will be required to estimate the lifetime expected credit loss on such instruments and record an allowance to offset the amortized cost basis of the financial asset, resulting in a net presentation of the amount expected to be collected on the financial asset. The update to the standard is effective for interim and annual periods beginning after December 15, 2019. The Company adopted ASU 2016-13 on January 1, 2020 and the impact of adoption was not material to the Company’s consolidated financial statements.
In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other – Simplifying the Test for Goodwill Impairment, (“ASU 2017-04”), which eliminates the requirement to calculate the implied fair value of an entity to measure a goodwill impairment charge. Instead, an entity will record an impairment charge based on the excess of the entity’s qualitative assessment when the results indicate that it is more likely than not that the fair value is greater than its carrying amount and the quantitative impairment test will not be performed. The accounting standard is effective for the Company beginning January 1, 2022, with early adoption permitted. The Company adopted ASU 2017-04 on January 1, 2020 with no impact to the consolidated financial statements.
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (ASC Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, (“ASU 2018-13”), which modifies the disclosure requirements on fair value measurements in ASC Topic 820. After the adoption of ASU 2018-13, an entity will no longer be required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; the policy for timing of transfers between levels; the valuation processes for Level 3 fair value measurements; and, for nonpublic entities, the changes in unrealized gains and losses for the period included in earnings for recurring Level 3 fair value measurements held at the end of the reporting period. This ASU is effective for all entities for annual and interim periods in fiscal years beginning after December 15, 2019, with early adoption permitted. The Company adopted ASU 2018-13 on January 1, 2020 and the impact of adoption was not material to the Company's consolidated financial statements.
In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials, (“ASU 2019-02”), in order to align the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. ASU 2019-02 also requires that an entity reassess estimates of the use of a film in a film group and account for any changes prospectively. In addition, ASU 2019-02 requires that an entity test films and license agreements for program material for impairment at a film group level when the film or license agreements are predominantly monetized with other films and license agreements. ASU 2019-02 is effective for fiscal years beginning after December 15, 2019 and early adoption is permitted. The Company adopted ASU 2019-02 on January 1, 2020 and the impact of adoption was not material to the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, (“ASU 2019-12”), which removes certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also amends other aspects of the guidance to help simplify and promote consistent application of US GAAP. The guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The Company adopted ASU 2019-12 on January 1, 2021 and the adoption was not material to the Company’s consolidated financial statements.